ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

January 31, 2020

Re:    ETF Managers Trust (the “Trust”)
File Nos.: 333-182274 and 811-22310
ETFMG Prime Junior Silver Miners ETF S000038223
ETFMG Prime Cyber Security ETF S000047480
ETFMG Prime Mobile Payments ETF S000050191
BlueStar Israel Technology ETF S000051284
Etho Climate Leadership U.S. ETF S000051348
ETFMG Drone Economy Strategy ETF S000053021
ETFMG Video Game Tech ETF S000053022
AI Powered Equity ETF S000058619

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, ETFMG Prime Junior Silver Miners ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, BlueStar Israel Technology ETF, Etho Climate Leadership U.S. ETF, ETFMG Drone Economy Strategy ETF, ETFMG Video Game Tech ETF, and AI Powered Equity ETF, hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 116 dated January 31, 2020 to the Trust’s Registration Statement on Form N‑1A, filed on January 28, 2020.

If you have any questions or require further information, please contact Kent Barnes at 414-765-6511 or kent.barnes@usbank.com.

Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC
As Administrator to the ETF Managers Trust